UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    AEGON USA Investment Management, LLC
Address: 4333 Edgewood Rd. N.E.
         MS 5110
         Cedar Rapids, IA  52499-5110

13F File Number:  028-13378

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David M. Carney
Title:     Chief Financial Officer
Phone:     319-355-8646

Signature, Place, and Date of Signing:

     /s/ David M Carney     Cedar Rapids, IA     April 15, 2009


Report Type (Check only one.):

[ X ]         13F HOLDINGS REPORT.

[   ]         13F NOTICE.

[   ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $185382 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.


NONE


						FORM 13F INFORMATION TABLE
					  AEGON USA INVESTMENT MANAGEMENT, LLC
						  AS OF March 31, 2009


	COLUMN 1	        COLUMN 2     COLUMN 3  COLUMN 4	  COLUMN 5	   COLUMN 6   COLUMN 7        COLUMN 8

						        VALUE     SHRS OR   SH/ PUT/ INVETMNT OTHER	  VOTING AUTHORITY
  NAME OF ISSUER	   TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT   PRN CALL DISCRTN  MGRS   SOLE    SHARED     NONE
NEWTEK BUSINESS SVCS INC    COM             652526104         8    22000    SH          SOLE   N/A    22000
QUALITY DISTR INC FLA       COM             74756M102        28    14274    SH          SOLE   N/A    14274
DANA HOLDING CORP           COM             235825205        57   124911    SH          SOLE   N/A   124911
RADIAN GROUP INC            COM             750236101        68    37270    SH          SOLE   N/A    37270
PGT INC                     COM             69336V101        70    50000    SH          SOLE   N/A    50000
DELTA AIRLINES INC DEL      COM             247361702       285    50562    SH          SOLE   N/A    50562
NRG ENERGY INC              COM             629377508       292    16619    SH          SOLE   N/A    16619
VANGUARD BD INDEX FD INC    SHORT TRM BOND  921937827       459     5826    SH          SOLE   N/A     5826
OWENS CORNING INC           COM             690742101       633    70000    SH          SOLE   N/A    70000
VANGUARD BD INDEX FD INC    INTERMED TERM   921937819       741     9671    SH          SOLE   N/A     9671
HIGHLAND CR STRATEGIES FD   COM             43005Q107       938   202116    SH          SOLE   N/A   202116
CALPINE CORP                COM             131347304      1160   170305    SH          SOLE   N/A   170305
STAR GAS PARTNERS LP        UNIT LTD PARTNR 85512C105      1449   557499    SH          SOLE   N/A   557499
VANGUARD TAX-MANAGED FD     EUROPE PAC ETF  921943858      1679    72960    SH          SOLE   N/A    72960
VANGUARD INDEX FDS          STK MRK ETF     922908769      1982    50080    SH          SOLE   N/A    50080
HARTFORD INCOME SHS FD INC  COM             416537108      3334   724808    SH          SOLE   N/A   724808
WESTERN ASSET INCOME FD     COM             95766T100      4580   464047    SH          SOLE   N/A   464047
FORT DEARBORN INCOME SECS   COM             347200107      5708   433428    SH          SOLE   N/A   433428
VANGUARD INTL EQUITY INDEX  EMR MKT ETF     922042858      5998   254588    SH          SOLE   N/A   254588
VANGUARD INDEX FDS          SMALL CP ETF    922908751      6828   186510    SH          SOLE   N/A   186510
VANGUARD INTL EQUITY INDEX  PACIFIC ETF     922042866      6863   182477    SH          SOLE   N/A   182477
TRANSAMERICA INCOME SHS INC COM             893506105      7961   479575    SH          SOLE   N/A   479575
PRIMUS GUARANTY LTD         SHS             G72457107      8765  5582585    SH          SOLE   N/A  5582585
VANGUARD INTL EQUITY INDEX  EURPEAN ETF     922042874     13952   437367    SH          SOLE   N/A   437367
VANGUARD INDEX FDS          LARGE CAP ETF   922908637     17386   482675    SH          SOLE   N/A   482675
VANGUARD INDEX FDS          VALUE ETF       922908744     22155   654319    SH          SOLE   N/A   654319
VANGUARD INDEX FDS          GROWTH ETF      922908736     22706   607750    SH          SOLE   N/A   607750
VANGUARD BD INDEX FD INC    TOTAL BND MRKT  921937835     49297   638980    SH          SOLE   N/A   638980